Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment
Property, Plant and Equipment

12.Property, Plant and Equipment

During the six-months period ended June 30, 2022, the Group acquired assets with a cost of €4,320 thousand (June 30, 2021: €5,700 thousand):

In € thousand	June 30, 2022	December 31, 2021
Right of use assets – buildings, net	11,519	10,910
Technical machinery, net	10,083	9,069
Office and other equipment	4,178	4,380
Furniture and fixtures, net	3,672	3,555
Technical machinery under construction	1,014	884
Other, net	1,594	1,812
Property, Plant and Equipment, net	32,060	30,610

Assets with a net book value of €9 thousand were disposed by the Group during the six-months period ended June 30, 2022 (June 30, 2021: €0 thousand), resulting in a net gain on disposal of €0 thousand (June 30, 2021: net gain of €8 thousand). No indicators of impairment existed which would have required items of property, plant and equipment to be tested for impairment in the six-months periods ended June 30, 2022 and 2021.